Inventories (Schedule Of Inventories) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Components and raw materials	€ 69,709	€ 78,579
Work in process	30,040	31,442
Finished goods	45,064	20,073
Total inventories, gross	144,813	130,094
Allowance for obsolescence	(21,350)	(25,627)	(65,287)
Total inventories, net	€ 123,463	€ 104,467